Other Financial Liabilities (debt)	12 Months Ended
Dec. 31, 2019
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities (debt)

10.   Other financial liabilities (debt)

This item is made up as follows:

	December 31, 2019	December 31, 2018
	US$(000)	US$(000)
Current debt:
Lease liabilities (a)	8,855	—

Non-current debt:
Senior unsecured credit facility (b)	830,000	1,030,000
Lease liabilities (a)	76,944	—
Less : Debt issuance cost	(4,124)	(7,190)
Total non-current debt	902,820	1,022,810
Total other financial liabilities	911,675	1,022,810
(a)

The lease liability consists of leased land, buildings and other constructions, and machinery and equipment which are used in mine operations. Set out below are the carrying amounts of lease liabilities and the movements during the period:

2019
US$(000)

Balance at beginning of the year:	95,728
Additions	550
Interest expense on lease liabilities	5,242
Payments	(10,479)
Payments of Interest	(5,242)

Balance at end of the year	85,799

The following are the amounts recognized in profit or loss:

2019
US$(000)

Depreciation charge of right-of-use assets, see Note 15	11,488
Interest expense on lease liabilities, see Note 18	5,242
Expense relating to variable lease payments, low-value and short-term leases, see Note 15	7,069

23,799

The Company has certain lease contracts for machinery and equipment used in mine operations that contain variable payments based on the number of hours that machinery or equipment is used in operations.

(b)   In March 2014, the Company entered into a five-year, US$1.8 billion senior unsecured credit facility with several banks led by Citibank N.A. as the administrative agent. The disbursements were mainly used to finance a portion of the Company’s expansion project.

In June 2017, the Company entered into an amendment to the senior unsecured credit facility, which extends the maturity and increased the outstanding amount by US$225 million. After the amendment, the balance of the total credit facility was US$1.5 billion. As of December 31, 2019, the Company had repaid US$670 million (US$470 million as of December 31, 2018).

The credit facility calls for amortization in four installments, with 15% of the total facility due on December 31, 2020 (fully repaid as of December 31, 2019), 15% due on June 30, 2021 (fully repaid as of December 31, 2019), 35% due on December 31, 2021 (US$305 million after the March 2019 repayment) and 35% due on June 19, 2022 (US$525 million).

Interest on the credit facility is based on the London Interbank Offered Rate (LIBOR) plus a spread (currently 1.9%) based on the Company´s total net debt to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio, as defined in the agreement.

During the year 2019, the Company recognized charges of US$1.3 million (US$1.9 million during the year 2018 and US$ 2.0 million during the year 2017) for issuance costs related to debt prepayment caused by the early March 2019 in the statements of comprehensive income (see Note 18).

No letters of credit were issued and there are no guarantees provided for the credit facility as of December 31, 2019.

Restrictive Covenants -

The senior unsecured credit facility contains certain financial ratios that the Company must comply with on a quarterly basis, including a total net debt to EBITDA ratio and an interest coverage ratio, which are defined by the agreement. As of December 31, 2019, the Company was in compliance with all of its covenants.

(d)   Following is the movement of the changes derived from the financing activities for the year ended December 31, 2019 and 2018:

	January 01,				December 31,					December 31,
	2018	Additions	Payments	Others	2018	IFRS 16 adoption	Additions	Payments	Others	2019
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Current:
Leases, see Note 10 (a)	—	—	—	—	—	8,119	464	(10,479)	10,751	8,855

Non-current:
Senior unsecured credit facility	1,280,000	—	(250,000)	—	1,030,000	—	—	(200,000)	—	830,000
Debt issuance cost	(11,512)	—	—	4,322	(7,190)	—	—	—	3,066	(4,124)
Leases, see Note 10 (a)	—	—	—	—	—	87,609	86	—	(10,751)	76,944

Total liabilities from financing activities	1,268,488	—	(250,000)	4,322	1,022,810	95,728	550	(210,479)	3,066	911,675